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April 6, 2011

VIA EDGAR

Mr. Brion Thompson, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               ING Equity Trust (File Nos. 811-08817; 333-56881) and ING Mutual Funds (File Nos. 811-07428; 033-56094)

Dear Mr. Thompson,

This letter responds to comments provided to Corey F. Rose on March 24, 2011 in connection with a proxy statement (the “Proxy Statement”) that was filed on March 18, 2010 by ING Equity Trust and ING Mutual Funds (the “Registrants”) on behalf of ING Real Estate Fund, a series of ING Equity Trust, and ING Global Real Estate Fund and ING International Real Estate Fund, series of ING Mutual Funds (each a “Fund” and, collectively, the “Funds”).  Set forth below are comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission and the Registrants’ responses.  Unless otherwise noted, defined terms have the same meaning as in the Proxy Statement.

1.               Comment:   In the “What factors were considered by the Board?” section on pages 15 and 16 of the Proxy Statement, please indicate in EDGAR correspondence whether the Funds’ investment adviser intends to rely on the safe harbor contained in Section 15(f) of the Investment Company Act of 1940, as amended (“1940 Act”), and, if so, please indicate whether the adviser intends that at least 75% of the trustees of the Registrants are not and will not be for a period of three years from the date of the Transaction interested persons of the adviser.

Response:  The Funds’ investment adviser intends to rely on the safe harbor contained in Section 15(f).  Currently, at least 75% of the Board of each Registrant is comprised of individuals who are not interested persons of the adviser.  The adviser intends to take all reasonable and appropriate actions within its power to ensure that at least 75% of the persons on the Board of each Registrant continue to not be interested persons of the adviser for a period of at least three years from the date of the Transaction.

2.               Comment:   Instruction 1 to Item 22(c)(11) of Schedule 14A indicates that, with respect to disclosure regarding a board’s considerations in connection with the approval of an advisory contract, “[c]onclusory statements or a list of factors will not be considered sufficient disclosure.”  In the “What factors were considered by the Board?” section on pages 15 and 16 of the Proxy Statement, please revise factors 1, 2, 3, 5, and 8 to provide additional information, as required by Instruction 1 to Item 22(c)(11) of Schedule 14A.

Response:  The Registrant has revised the disclosure as requested.

3.               Comment:   Pursuant to Item 22(c)(11) of Schedule 14A, please revise the Proxy Statement to indicate whether the Board of the Funds relied upon comparisons of the services to be rendered and the amounts to be paid under the proposed sub-advisory contract with those of other sub-advisory contracts, and, if so, describe the comparisons that were relied on and how they assisted the Board in its considerations.

Response:  The Registrant has revised the disclosure as requested.

4.               Comment: Please provide the required Tandy letter along with your response.

Response: The requested Tandy representation is provided as Attachment A.

Should you have any questions or comments regarding this letter, please contact the undersigned at 704.339.3164.

Very truly yours,
/s/ Corey F. Rose
Corey F. Rose
Associate
Dechert LLP

Attachments

cc:	Huey P. Falgout, Jr., Esq.
ING Funds

Paul Caldarelli, Esq.
ING Funds

Kristen Freeman, Esq.
ING Funds

Jeffrey S. Puretz, Esq.
Dechert LLP

Attachment A

April 6, 2011

VIA EDGAR

Mr. Brion Thompson, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               ING Equity Trust (File Nos. 811-08817; 333-56881) and ING Mutual Funds (File Nos. 811-07428; 033-56094)

Dear Mr. Thompson:

ING Equity Trust and ING Mutual Funds (the “Registrants”) are responsible for the adequacy and accuracy of the disclosure in this filing.  Further, the Registrants recognize that the comments of the staff (“Staff”) of the Securities and Exchange Commission (“Commission”), or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filing.  Lastly, if, to our knowledge, an inquiry or investigation is currently pending or threatened by the Commission and if the Commission subsequently, in order to protect its investigative position, so requests, the Registrants will not assert Staff comments with respect to the inquiry or investigation as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.  This representation should not be construed as confirming that there is, or is not, in fact, any inquiry or investigation currently pending or threatened.

Please direct any questions or additional comments you may have concerning this letter to the undersigned at 480-477-2666.  Thank you.

Regards,

/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Chief Counsel
ING Funds

Attachments

cc:	Jeffrey S. Puretz, Esq.
Dechert LLP